Other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Schedule of Other Reserves

	2024 £m	2023 £m	2022 £m
Merger reserve	7,102	7,149	7,149
Capital redemption reserve	5,751	5,370	4,932
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(113)	(67)	50
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	93	–	57
Cash flow hedging reserve	(3,755)	(3,766)	(5,476)
Foreign currency translation reserve	(251)	(178)	(125)
At 31 December	8,827	8,508	6,587

Schedule of Merger Reserve

Merger reserve	2024 £m	2023 £m	2022 £m
At 1 January	7,149	7,149	7,149
Redemption of preference shares (note 29)	(47)	–	–
At 31 December	7,102	7,149	7,149

Schedule of Capital Redemption Reserve

Capital redemption reserve	2024 £m	2023 £m	2022 £m
At 1 January	5,370	4,932	4,479
Redemption of preference shares (note 29)	12	–	–
Shares cancelled under share buyback programme (see below)	369	438	453
At 31 December	5,751	5,370	4,932

Schedule of Revaluation Reserve in Respect of Debt Securities

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2024 £m	2023 £m	2022 £m
At 1 January	(67)	50	207
Change in fair value	(53)	(40)	(133)
Deferred tax	14	11	31
Current tax	1	1	8
	(38)	(28)	(94)
Income statement transfers in respect of disposals (note 9)	(7)	(122)	(92)
Deferred tax	2	35	23
	(5)	(87)	(69)
Impairment recognised in the income statement	(3)	(2)	6
At 31 December	(113)	(67)	50

Schedule of Revaluation Reserve in Respect of Equity Shares

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2024 £m	2023 £m	2022 £m
At 1 January	–	57	9
Change in fair value	93	(54)	44
Deferred tax	–	(3)	3
	93	(57)	47
Realised gains and losses transferred to retained profits	–	–	–
Deferred tax	–	–	1
	–	–	1
At 31 December	93	–	57

Schedule of Cash Flow Hedging and Foreign Currency Translation Reserve

Cash flow hedging reserve	2024 £m	2023 £m	2022 £m
At 1 January	(3,766)	(5,476)	(457)
Change in fair value of hedging derivatives	(2,577)	545	(6,990)
Deferred tax	719	(160)	1,940
	(1,858)	385	(5,050)
Net income statement transfers	2,597	1,838	43
Deferred tax	(728)	(513)	(12)
	1,869	1,325	31
At 31 December	(3,755)	(3,766)	(5,476)

Foreign currency translation reserve	2024 £m	2023 £m	2022 £m
At 1 January	(178)	(125)	(210)
Currency translation differences arising in the year	(73)	(53)	116
Income statement transfers	–	–	(31)
At 31 December	(251)	(178)	(125)